STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	8 Months Ended
Dec. 31, 2020 shares
STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Partners' Capital Account, Units, Sale of Units	207,000,000
Sale of Private Placement Warrants (in shares)	42,850,000